T. ROWE PRICE Retirement 2045 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 3 .7%
T. Rowe Price Funds:
New Income Fund  193,310 23,348 98,185 11,991,717 111,403
Limited Duration Inflation
Focused Bond Fund  – 87,848 2,910 15,820,086 83,372
U.S. Treasury Long-Term Index
Fund  81,676 2,607 34,003 5,042,969 55,624
International Bond Fund (USD
Hedged)  64,539 1,839 28,280 3,694,858 35,729
Dynamic Global Bond Fund  46,509 1,704 19,917 2,678,737 25,770
Total Bond Mutual Funds (Cost $ 318,904 ) 311,898
EQUITY MUTUAL FUNDS 94 .5%
T. Rowe Price Funds:
Value Fund  2,029,249 217,703 296,215 37,933,115 1,708,128
Growth Stock Fund (3) 1,743,402 166,074 215,649 14,949,396 1,344,848
Equity Index 500 Fund  876,798 170,109 194,237 7,298,668 841,026
International Value Equity Fund  750,598 76,413 87,800 44,714,426 676,529
Overseas Stock Fund  721,517 45,042 82,155 49,146,455 616,788
International Stock Fund  684,788 59,857 65,711 29,275,489 541,889
Mid-Cap Value Fund  403,854 33,213 60,419 10,021,382 340,126
Mid-Cap Growth Fund (3) 362,340 49,706 39,762 2,979,097 307,532
Emerging Markets Stock Fund  379,206 25,261 47,895 5,920,964 249,687
Emerging Markets Discovery
Stock Fund  145,136 141,017 12,456 16,785,578 236,677
Real Assets Fund  253,782 13,224 30,809 15,614,182 233,432
Small-Cap Stock Fund  262,206 22,876 26,178 3,489,314 218,396
Small-Cap Value Fund  244,349 18,460 26,428 3,648,283 210,323
New Horizons Fund (3) 206,330 30,843 29,737 2,359,149 150,537
U.S. Large-Cap Core Fund  140,983 35,965 20,609 4,392,150 144,502
U.S. Equity Research Fund  – 129,135 1,669 2,930,834 122,040
Total Equity Mutual Funds (Cost $ 5,776,645 ) 7,942,460
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  943 189,047 188,935 10,805 1,075
Total Other Mutual Funds (Cost $ 1,056 ) 1,075

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (4) 152,886 544,468 547,408 149,946,254 149,946
Total Short-Term Investments (Cost $ 149,946 ) 149,946
Total Investments in Securities 100.0%
(Cost $6,246,551) $ 8,405,379
Other Assets Less Liabilities (0.0)% (2,882)
Net Assets 100.0% $ 8,402,497
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $249 and $18,249, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 222 MSCI EAFE Index contracts 3/22 23,974 $ (1,270)
Short, 240 Russell 2000 E-Mini Index contracts 3/22 (24,534) 1,863
Net payments (receipts) of variation margin to date (1,123)
Variation margin receivable (payable) on open futures contracts $ (530)

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 869 $ (2,526) $ 826
Emerging Markets Discovery Stock Fund  7,286 (37,020) 4,443
Emerging Markets Stock Fund  39,485 (106,885) 5,454
Equity Index 500 Fund  46,195 (11,644) 9,551
Growth Stock Fund  296,566 (348,979) —
International Bond Fund (USD Hedged)  883 (2,369) 778
International Stock Fund  56,211 (137,045) 9,885
International Value Equity Fund  11,521 (62,682) 22,427
Limited Duration Inflation Focused Bond Fund  303 (1,566) 1,863
Mid-Cap Growth Fund  52,712 (64,752) —
Mid-Cap Value Fund  39,615 (36,522) 5,528
New Horizons Fund  40,366 (56,899) —
New Income Fund  3,650 (7,070) 2,299
Overseas Stock Fund  19,861 (67,616) 16,228
Real Assets Fund  5,579 (2,765) 6,214
Small-Cap Stock Fund  29,449 (40,508) 999
Small-Cap Value Fund  24,538 (26,058) 2,269
Transition Fund  948 20 47
U.S. Equity Research Fund  1,435 (5,426) 502
U.S. Large-Cap Core Fund  13,186 (11,837) 1,331
U.S. Treasury Long-Term Index Fund  (3,661) 5,344 1,100
Value Fund  266,329 (242,609) 24,574
U.S. Treasury Money Fund, 0.14% — — 102
Affiliates not held at period end 461 (416) 181
Totals $ 953,787 # $ (1,267,830) $ 116,601 +
# Capital gain distributions from mutual funds represented $528,552 of the net realized gain
(loss).
+ Investment income comprised $116,601 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2045 Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2045 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F159-054Q3 02/22